Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

NOTE 6 – DEBT

M&T Financing Agreement

On March 15, 2018, the Company terminated and replaced the Bank of America (“BOA”) credit facility with a $200,000 Senior Secured Credit Facility with M&T Bank (the “M&T Facility”). The M&T Facility includes a Floor Plan Facility (the “M&T Floor Plan Line of Credit”), a Term Loan (the “M&T Term Loan”), and a Revolving Credit Facility (the “M&T Revolver”). The M&T Facility will mature on March 15, 2021. The M&T Facility requires the Company to meet certain financial and other covenants and is secured by substantially all the assets of the Company. The costs of the M&T Facility were recorded as a debt discount.

As of June 30, 2019, the payment of dividends by the Company (other than from proceeds of revolving loans) was permitted under the M&T Facility, so long as at the time of payment of any such dividend, no event of default existed under the M&T Facility, or would result from the payment of such dividend, and so long as any such dividend was permitted under the M&T Facility. As of June 30, 2019, the maximum amount of cash dividends that the Company could make from legally available funds to its stockholders was limited to an aggregate of $3,074 pursuant to a trailing twelve month calculation as defined in the M&T Facility.

Floor Plan Line of Credit

The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle. The M&T Floor Plan Line of Credit shall accrue interest at either (a) the fluctuating 30-day LIBOR rate plus an applicable margin which ranges from 2.00% to 2.30% based upon the Company’s total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus an applicable margin ranging from 1.00% to 1.30% based upon the Company’s total leverage ratio (as defined in the M&T Facility). The Base Rate is defined in the M&T Facility as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%. In addition, the Company will be charged for unused commitments at a rate of 0.15%. As of June 30, 2019, the interest rate on the M&T Floor Plan Line of Credit was approximately 4.40%.

The M&T Floor Plan Line of Credit consists of the following:

	Successor
	As of June 30, 2019	As of December 31, 2018
	(Unaudited)
Floor plan notes payable, gross	$94,992	$143,885
Debt discount	(254)	(416)
Floor plan notes payable, net of debt discount	$94,738	$143,469

Term Loan

The $20,000 M&T Term Loan will be repaid in equal monthly principal installments of $242 plus accrued interest through the maturity date of March 15, 2021. At the maturity date, the Company will pay a principal balloon payment of $11,300 plus any accrued interest. The M&T Term Loan shall bear interest at (a) LIBOR plus an applicable margin of 2.25% to 3.00% based on the total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus a margin of 1.25% to 2.00% based on the total leverage ratio (as defined in the M&T Facility). As of June 30, 2019, the interest rate on the M&T Term Loan was approximately 4.94%. As of June 30, 2019, there was $16,375 outstanding under the M&T Term Loan.

Revolver

The $5,000 M&T Revolver allows the Company to draw up to $5,000. The M&T Revolver shall bear interest at (a) 30-day LIBOR plus an applicable margin of 2.25% to 3.00% based on the total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus a margin of 1.25% to 2.00% based on the total leverage ratio (as defined in the M&T Facility). The M&T Revolver is also subject to unused commitment fees at rates varying from 0.25% to 0.50% based on the total leverage ratio (as defined in the M&T Facility). During the Successor period ended June 30, 2019, there were no outstanding borrowings under the M&T Revolver.

NOTE 10 – DEBT

Successor Debt

M&T Financing Agreement

On March 15, 2018, the Company terminated and replaced the Bank of America (“BOA”) credit facility with a $200,000 Senior Secured Credit Facility with M&T Bank (the “M&T Facility”). The M&T Facility includes a Floor Plan Facility (the “M&T Floor Plan Line of Credit”), a Term Loan (the “M&T Term Loan”), and a Revolving Credit Facility (the “M&T Revolver”). The M&T Facility will mature on March 15, 2021. The M&T Facility requires the Company to meet certain financial and other covenants and is secured by substantially all of the assets of the Company. The costs of the M&T Facility were recorded as a debt discount.

On March 15, 2018, the Company repaid $96,740 outstanding under the BOA floor plan notes payable and $8,820 outstanding under the BOA term loan with the proceeds of the M&T Facility.

As of December 31, 2018, the payment of dividends by the Company (other than from proceeds of revolving loans) was permitted under the M&T Facility, so long as at the time of payment of any such dividend, no event of default existed under the M&T Facility, or would result from the payment of such dividend, and so long as any such dividend was permitted under the M&T Facility. As of December 31, 2018, the maximum amount of cash dividends that the Company could make from legally available funds to its stockholders was limited to an aggregate of $3,486 pursuant to a trailing twelve month calculation as defined in the M&T Facility.

The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle. The M&T Floor Plan Line of Credit shall accrue interest at either (a) the fluctuating 30-day London Interbank Offered Rate (“LIBOR”) rate plus an applicable margin which ranges from 2.00% to 2.30% based upon the Company’s total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus an applicable margin ranging from 1.00% to 1.30% based upon the Company’s total leverage ratio (as defined in the M&T Facility). The Base Rate is defined in the M&T Facility as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%. In addition, the Company will be charged for unused commitments at a rate of 0.15%. The interest rate in effect as of December 31, 2018 was 4.52238%. Principal payments become due upon the sale of the vehicle. Additionally, principal payments are required to be made once the vehicle reaches a certain number of days on the lot. The average outstanding principal balance was $103,981 and the related floor plan interest expense was $4,265.

The M&T Floor Plan Line of Credit consists of the following as of December 31, 2018:

Successor
As of December 31, 2018
Floor plan notes payable, gross	$143,885
Debt discount	(416)
Floor plan notes payable, net of debt discount	$143,469

The $20,000 M&T Term Loan will be repaid in equal monthly principal installments of $242 plus accrued interest through the maturity date of March 15, 2021. At the maturity date, the Company will pay a principal balloon payment of $11,300 plus any accrued interest. The M&T Term Loan shall bear interest at (a) LIBOR plus an applicable margin of 2.25% to 3.00% based on the total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus a margin of 1.25% to 2.00% based on the total leverage ratio (as defined in the M&T Facility). The interest rate in effect at December 31, 2018 was 4.5625%.

Long-term debt consists of the following as of December 31, 2018:

	Successor
	As of December 31, 2018
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$17,825	$(42)	$17,783
Acquisition notes payable (See Note 3)	5,638	-	5,638
Total long-term debt	23,463	(42)	23,421
Less: current portion	4,408	-	4,408
Long term debt, non-current	$19,055	$(42)	$19,013

Future maturities of long term debt are as follows:

Years ending December 31,
2019	$4,408
2020	4,484
2021	13,477
2022	1,094
Total	$23,463

The $5,000 M&T Revolver allows the Company to draw up to $5,000. The M&T Revolver shall bear interest at (a) 30-day LIBOR plus an applicable margin of 2.25% to 3.00% based on the total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus a margin of 1.25% to 2.00% based on the total leverage ratio (as defined in the M&T Facility). The M&T Revolver is also subject to unused commitment fees at rates varying from 0.25% to 0.50% based on the total leverage ratio (as defined in the M&T Facility). During the Successor period ended December 31, 2018, there were no outstanding borrowings under the M&T Revolver. The M&T Revolver also includes a $1,000 Letter of Credit Sublimit which decreases the availability of the line. As of December 31, 2018, there were $715 outstanding letters of credit. As a result, there was $4,285 available under the M&T Revolver.

Predecessor Debt

On February 27, 2017, the Predecessor and BOA amended the floor plan notes payable asset-based borrowing facility to (a) increase the aggregate availability from $120 million to $140 million; (b) modify certain financial covenants; (c) decrease the interest rate applicable to the facility over time until it reaches LIBOR plus 2.25% for the period from November 1, 2017 until the maturity date (November 18, 2018) of the facility; and (d) amend or modify other terms and conditions.

The entire facility could be used to finance new vehicle inventory but only up to $40.0 million could be used to finance pre-owned vehicle inventory, of which a maximum of $5.0 million could be used to finance rental units. Borrowings outstanding under this facility totaled $105,207 at December 31, 2017. For the year ended December 31, 2017, interest was based on LIBOR plus rates ranging between 2.25%-3.25% (3.63% at December 31, 2017). Principal was due upon the sale of the respective vehicle. The BOA floor plan notes payable was repaid with the transition to the M&T Floor Plan Line of Credit on March 15, 2018.

The floor plan line of credit consists of the following as of December 31, 2017:

Predecessor
As of December 31, 2017
Floor plan notes payable, gross	$105,207
Debt discount	(231)
Floor plan notes payable, net of debt discount	$104,976

On November 18, 2015, the Company entered into a credit agreement with Bank of America for an aggregate commitment amount of $20,000, which includes two facilities (the “BOA Credit Agreement”). The first of two facilities under the BOA Credit Agreement was a $13,000 term note payable (“Term Loan”) which was collateralized by accounts receivable, inventory and equipment. The Term Loan carried interest at LIBOR plus 3.50% (4.84% at December 31, 2017) per annum and required monthly payments equal to $155 of principal, plus interest. The principal balance on the Term Loan was repaid on March 15, 2018 when the Company switched lenders to M&T Bank.

	Predecessor
	As of December 31, 2017
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$9,130	$(65)	$9,065
Capital lease obligation	12	-	12
Total long-term debt	9,142	(65)	9,077
Less: current portion	1,870	-	1,870
Long term debt, non-current	$7,272	$(65)	$7,207

The second of the two facilities under the BOA Credit Agreement was a $7,000 revolving line of credit. The revolving line of credit carried interest at LIBOR plus 3.5% per annum and has no minimum payment requirements. The principal balance on the Revolver was $0 as of December 31, 2017. The revolver was no longer available upon the change to M&T bank on March 15, 2018.